GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 185,636	$ 157,450	$ 135,377
Property and equipment		5,675	5,011
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	61,332	49,585	44,237
Property and equipment		147	146
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		42,580	34,961	31,115
Rest Of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		32,897	28,351	24,862
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		28,315	28,821	23,009
Property and equipment		4,224	3,722
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		20,512	15,732	$ 12,154
Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment		$ 1,304	$ 1,143

[1]	Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,100, $558 and $471 of revenues derived from Canada in the years ended December 31, 2013, 2014 and 2015, respectively.